The following table details unrealized losses and related fair values in the AFS portfolio. This information is aggregated by the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2021 and Decembe (Details) - USD ($)
$ in Thousands
	Mar. 31, 2021	Dec. 31, 2020
Marketable Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 10,935	$ 10,215
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	349	87
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	4,233	4,047
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	53	58
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	15,168	14,262
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	402	145
US Government Agencies Debt Securities [Member]
Marketable Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1,048	1,479
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	27	12
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	3,970	3,829
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	49	55
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	5,018	5,308
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	76	67
Taxable Municipal Notes [Member]
Marketable Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	1,502
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	59
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	1,502
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	59
Collateralized Mortgage Backed Securities [Member]
Marketable Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	8,385	7,517
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss	263	44
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	263	218
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss	4	3
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	8,648	7,735
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss	$ 267	47
Corporate Debt Securities [Member]
Marketable Securities [Line Items]
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		1,219
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, Less than 12 Months, Accumulated Loss		31
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value
Debt Securities, Available-for-sale, Continuous Unrealized Loss Position, 12 Months or Longer, Accumulated Loss
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value		1,219
Debt Securities, Available-for-sale, Unrealized Loss Position, Accumulated Loss		$ 31